Operating lease and other commitments (Details)	6 Months Ended
Jun. 30, 2020 USD ($)
Operating lease right-of-use assets, beginning balance	$ 135,541
Operating lease right-of-use assets, Renewed office lease	144,169
Operating lease right-of-use assets, accumulated amortization	(130,614)
Operating lease right-of-use assets, ending balance	$ 149,096